SUBSEQUENT EVENTS (Detail) - Subsequent Event - COVID-19 - USD ($) $ in Thousands	Apr. 30, 2020	Apr. 22, 2020
Subsequent Event [Line Items]
Economic injury disaster loan		$ 10
Paycheck protection program loan	$ 462